Shareholders' Equity - Cumulative Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning	$ 935,004	$ 956,651	$ 1,297,449
Other comprehensive income (loss)	33,470	41,824	(14,904)
Balance ending	1,330,043	935,004	956,651
Unrealized Gain (Loss) on Investment in Available for Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning	21,074	(9,391)	0
Other comprehensive income (loss) before reclassifications	24,042	30,465	(9,391)
Amounts reclassified from cumulative other comprehensive income to net income (loss)	0	0	0
Other comprehensive income (loss)	24,042	30,465	(9,391)
Balance ending	45,116	21,074	(9,391)
Equity in Unrealized Gains (Losses) of Investees
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning	5,883	(5,476)	37
Other comprehensive income (loss) before reclassifications	9,462	11,254	(5,592)
Amounts reclassified from cumulative other comprehensive income to net income (loss)	(34)	105	79
Other comprehensive income (loss)	9,428	11,359	(5,513)
Balance ending	15,311	5,883	(5,476)
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning	26,957	(14,867)	37
Other comprehensive income (loss) before reclassifications	33,504	41,719	(14,983)
Amounts reclassified from cumulative other comprehensive income to net income (loss)	(34)	105	79
Other comprehensive income (loss)	33,470	41,824	(14,904)
Balance ending	$ 60,427	$ 26,957	$ (14,867)